Income tax expense (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax and social contribution
Balance at beginning of period	$ (14,855)	$ (10,365)
Recognized in profit or loss	(7,599)	(4,617)
Reclassification	(31)	(3,850)
Translation to presentation currency	(2,294)	3,977
Balance at end of period	(24,779)	(14,855)
Deferred tax asset	10,741	9,231
Deferred tax liabilities	(35,520)	(24,086)
Offset of deferred taxes, Assets	(9,093)	(7,804)
Offset of deferred taxes, Liabilities	9,093	7,804
Net Tax assets (liabilities), Assets	1,648	1,427
Net Tax assets (liabilities), Liabilities	(26,427)	(16,282)
Goodwill
Income tax and social contribution
Balance at beginning of period	(22,009)	(17,949)
Recognized in profit or loss	(8,606)	(9,197)
Reclassification	0	0
Translation to presentation currency	(2,670)	5,137
Balance at end of period	(33,285)	(22,009)
Deferred tax asset	0	0
Deferred tax liabilities	(33,285)	(22,009)
Provisions
Income tax and social contribution
Balance at beginning of period	1,654	859
Recognized in profit or loss	(376)	895
Reclassification	0	0
Translation to presentation currency	142	(100)
Balance at end of period	1,420	1,654
Deferred tax asset	1,420	1,654
Deferred tax liabilities	0	0
Property and equipment
Income tax and social contribution
Balance at beginning of period	224	472
Recognized in profit or loss	(14)	(155)
Reclassification	1	0
Translation to presentation currency	52	(93)
Balance at end of period	263	224
Deferred tax asset	263	236
Deferred tax liabilities	0	(12)
Derivatives
Income tax and social contribution
Balance at beginning of period	560	319
Recognized in profit or loss	(507)	351
Reclassification	0	0
Translation to presentation currency	57	(110)
Balance at end of period	110	560
Deferred tax asset	110	560
Deferred tax liabilities	0	0
Bonus accrued
Income tax and social contribution
Balance at beginning of period	2,260	1,030
Recognized in profit or loss	832	1,454
Reclassification	0	0
Translation to presentation currency	262	(224)
Balance at end of period	3,354	2,260
Deferred tax asset	3,354	2,260
Deferred tax liabilities	0	0
Intangible assets
Income tax and social contribution
Balance at beginning of period	(973)	595
Recognized in profit or loss	730	1,545
Reclassification	0	(3,184)
Translation to presentation currency	(381)	71
Balance at end of period	(624)	(973)
Deferred tax asset	1,611	1,092
Deferred tax liabilities	(2,235)	(2,065)
Share-based compensation
Income tax and social contribution
Balance at beginning of period	2,101	1,294
Recognized in profit or loss	871	1,122
Reclassification	0	0
Translation to presentation currency	130	(315)
Balance at end of period	3,102	2,101
Deferred tax asset	3,102	2,101
Deferred tax liabilities	0	0
Lease
Income tax and social contribution
Balance at beginning of period	406	504
Recognized in profit or loss	(264)	8
Reclassification	0	0
Translation to presentation currency	31	(106)
Balance at end of period	173	406
Deferred tax asset	173	406
Deferred tax liabilities	0	0
Other temporary differences
Income tax and social contribution
Balance at beginning of period	922	1,467
Recognized in profit or loss	(855)	(264)
Reclassification	(32)	1
Translation to presentation currency	60	(282)
Balance at end of period	95	922
Deferred tax asset	95	922
Deferred tax liabilities	0	0
Research and development tax credit
Income tax and social contribution
Balance at beginning of period	0	647
Recognized in profit or loss		13
Reclassification		(667)
Translation to presentation currency		(7)
Balance at end of period		0
Deferred tax asset		0
Deferred tax liabilities		0
Tax loss carryforward
Income tax and social contribution
Balance at beginning of period	0	397
Recognized in profit or loss	590	(389)
Reclassification	0	0
Translation to presentation currency	23	(8)
Balance at end of period	613	0
Deferred tax asset	613	0
Deferred tax liabilities	$ 0	$ 0